Changes in accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Impact of Transition to IFRS 9 on Opening Balance of Reserves and Retained Earnings

The following table explains the impact of transition to IFRS 9 on the opening balance of reserves and retained earnings as at January 1, 2018.

(In millions of won)
	Reserves		Retained earnings
Reclassification of available-for-sale financial assets to financial assets at fair value through profit or loss(“FVTPL”)	￦	(5,336)	947
Reclassification of available-for-sale financial assets to financial assets at fair value through other comprehensive income (“FVOCI”)		(84,881)	90,322
Recognition of loss allowances on accounts receivable — trade and others		—	(13,049)
Related income tax		21,413	(18,194)

	￦	(68,804)	60,026

Summary of Effects Resulting from Classification and Measurement of Financial Instruments

The following table explains the original measurement categories under IAS 39 and the changes in measurement categories under IFRS 9 for each class of the Group’s financial assets as at the date of initial application, January 1, 2018:

(In millions of won)
	Original classification under IAS 39	New classification under IFRS 9	Original carrying amount under IAS 39		New carrying amount under IFRS 9	Difference
Short-term financial assets:
Cash and cash equivalents	Amortized cost	Amortized cost	￦	1,457,735	1,457,735	—
Short-term financial instruments	Amortized cost	Amortized cost		616,780	616,780	—
Short-term investment securities(*1)	Available-for-sale	FVTPL		47,383	47,383	—
Short-term investment securities	Designated as at FVTPL	FVTPL		97,003	97,003	—
Accounts receivable — trade	Amortized cost	Amortized cost		2,126,007	2,113,057	(12,950)
Short-term loans	Amortized cost	Amortized cost		62,830	62,830	—
Accounts receivable — other(*3)	Amortized cost	FVTPL		830,321	830,321	—
Accounts receivable — other	Amortized cost	Amortized cost		430,514	430,415	(99)
Accrued revenue	Amortized cost	Amortized cost		3,979	3,979	—
Guarantee deposits	Amortized cost	Amortized cost		3,927	3,927	—

				5,676,479	5,663,430	(13,049)

Long-term financial assets:
Long-term financial instruments	Amortized cost	Amortized cost		1,222	1,222	—
Long-term investment securities(*1)	Available-for-sale	FVTPL		173,394	169,005	(4,389)
Long-term investment securities(*2)	Available-for-sale	FVOCI		713,613	719,054	5,441
Long-term accounts receivable — trade	Amortized cost	Amortized cost		12,748	12,748	—
Long-term loans	Amortized cost	Amortized cost		50,874	50,874	—
Long-term accounts receivable — other(*3)	Amortized cost	FVTPL		243,742	243,742	—
Long-term accounts receivable — other	Amortized cost	Amortized cost		43,306	43,306	—
Guarantee deposits	Amortized cost	Amortized cost		292,590	292,590	—
Derivative financial assets	Derivatives hedging instrument	Derivatives hedging instrument		21,902	21,902	—
Derivative financial assets(*1)	Designated as at FVTPL	FVTPL		231,311	9,054	(222,257)
Long-term investment securities(*1)	Designated as at FVTPL	FVTPL		—	222,257	222,257

				1,784,702	1,785,754	1,052

			￦	7,461,181	7,449,184	(11,997)

(*1)	As of January 1, 2018, available-for-sale financial assets such as beneficiary certificates and equity investments amounting to ￦205,435 million were reclassified to financial assets measured at FVTPL. In addition, as derivatives embedded in contracts where the host is a financial asset in the scope of IFRS 9 are never separated, the available-for-sale financial assets related to the redeemable convertible preferred shares of ￦15,342 million and the related derivative financial assets of ￦222,257 million were reclassified to financial assets measured at FVTPL which were not designated as financial assets measured at amortized cost as the contractual terms of these assets do not give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding on specified dates. As a result of this reclassification, as at January 1, 2018, accumulated OCI of ￦5,336 million was reclassified to retained earnings, and due to its reclassification to financial assets measured at FVTPL, retained earnings was decreased by ￦4,389 million in relation to fair value measurement. In addition, change in the fair value of these financial assets of ￦1,984 million was recognized in profit before income tax during the year ended December 31, 2018.

(*2)	As of January 1, 2018, available-for-sale financial assets such as marketable equity instruments amounting to ￦713,613 million were reclassified to equity investments at FVOCI and debt instrument at FVOCI of ￦713,399 million and ￦214 million, respectively. As a result of this reclassification, as at January 1, 2018, retained earnings of ￦ (-)90,322 million was reclassified to accumulated OCI and accumulated OCI was increased by ￦5,441 million due to the fair value measurement of financial assets which were stated at cost under IAS 39. The Group designated equity instruments that are not held for trading as FVOCI on initial application of IFRS 9 with no subsequent recycling of amounts from OCI to profit and loss.

(*3)	As of January 1, 2018, accounts receivable — other of ￦1,074,063 million were reclassified to financial assets at FVTPL. Upon the initial application of IFRS 9, the Group reclassified the debt instruments to financial assets at FVTPL whose objectives of the business model are not achieved both by collecting contractual cash flows and selling financial assets. There was no material impact on retained earnings as at January 1, 2018 as the fair values of these debt instruments were not significantly different from the carrying amounts as of December 31, 2017.

Summary of Impacts of Adopting IFRS 15 and 9 on Statement of Financial Position

(3)    The following table explains the impacts of adopting IFRS 15 and 9 on the Group’s statement of financial position as of January 1, 2018.

(In millions of won)
	December 31, 2017		Adjustments		January 1, 2018
	As reported		IFRS 15	IFRS 9	Restated
Current Assets:	￦	6,201,799	1,804,080	(13,049)	7,992,830
Accounts receivable — trade, net		2,126,007	(4,314)	(12,950)	2,108,743
Accounts receivable — other, net		1,260,835	—	(99)	1,260,736
Prepaid expenses		197,046	1,695,704	—	1,892,750
Contract assets		—	112,690	—	112,690
Others		2,617,911	—	—	2,617,911
Non-Current Assets:		27,226,870	718,898	1,052	27,946,820
Long-term investment securities		887,007	—	223,309	1,110,316
Long-term prepaid expenses		90,834	693,393	—	784,227
Long-term contract assets		—	30,363	—	30,363
Deferred tax assets		88,132	(4,858)	—	83,274
Long-term derivative financial assets		253,213	—	(222,257)	30,956
Others		25,907,684	—	—	25,907,684

Total Assets	￦	33,428,669	2,522,978	(11,997)	35,939,650

Current Liabilities:		7,109,123	12,485	—	7,121,608
Provisions		52,057	(215)	—	51,842
Contract liabilities		—	114,284	—	114,284
Receipts in advance		161,266	(161,266)	—	—
Unearned revenue		175,732	(175,732)	—	—
Withholdings		961,501	235,414	—	1,196,915
Others		5,758,567	—	—	5,758,567
Non-Current Liabilities:		8,290,351	610,444	(3,219)	8,897,576
Long-term contract liabilities		—	19,100	—	19,100
Long-term unearned revenue		7,052	(7,052)	—	—
Other non-current liabilities		44,094	(919)	—	43,175
Deferred tax liabilities		978,693	599,315	(3,219)	1,574,789
Others		7,260,512	—	—	7,260,512

Total Liabilities	￦	15,399,474	622,929	(3,219)	16,019,184

Share capital		44,639	—	—	44,639
Capital surplus and others		196,281	—	—	196,281
Retained earnings		17,835,946	1,900,049	60,026	19,796,021
Reserves		(234,727)	—	(68,804)	(303,531)
Non-controlling interests		187,056	—	—	187,056

Total Shareholders’ Equity	￦	18,029,195	1,900,049	(8,778)	19,920,466

Total Liabilities and Shareholders’ Equity	￦	33,428,669	2,522,978	(11,997)	35,939,650